Fair Value Measurements - Table 2 (Details) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Fair Value, Assets Measured on a Nonrecurring Basis
Investments in and Advances to Nonconsolidated Affiliates, Fair value	$ 1.7
Assets held for sale, Fair value	14.2
Impairment Loss, Investments in and Advances to Nonconsolidated Affiliates	0.3
Impairment Loss, Assets Held for Sale	0.9
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on a Nonrecurring Basis
Investments in and Advances to Nonconsolidated Affiliates, Fair value	0
Assets held for sale, Fair value	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on a Nonrecurring Basis
Investments in and Advances to Nonconsolidated Affiliates, Fair value	0
Assets held for sale, Fair value	14.2
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on a Nonrecurring Basis
Investments in and Advances to Nonconsolidated Affiliates, Fair value	1.7
Assets held for sale, Fair value	$ 0